Advances for Vessels under Construction	6 Months Ended
Jun. 30, 2012
Advances For Vessels Under Construction [Abstract]
Advances for Vessels under Construction
7.	Advances for Vessels under Construction

As of December 31, 2011, the Company impaired the advances and the capitalized expenses relating to the shipbuilding contracts due to lack of financing after the cancelation of ABN AMRO financing commitment (Note 9) and delayed scheduled payments to the yard resulting in a default situation as per the newbuilding contracts.

By letter dated February 25, 2012, the Company received notice from the shipyard pursuant to its newbuilding contracts that it had failed to pay the payment of $3,660 due on February 11, 2012 under the first contract and was therefore in default under its obligations under this contract. The shipyard terminated this contract by notice dated April 28, 2012 to the Company. By letter dated May 7, 2012, the Company received notice from the shipyard that it had failed to pay the payment of $3,660 due on April 21, 2012 under the second contract and was therefore in default under its obligations under this contract and received notice of cancellation of this contract by letter dated June 4, 2012 from the shipyard.